Other Expense, Net	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Expense, Net [Text Block]

Note 4.	Other Expense, Net
The components of other expense, net, in the accompanying statement of income are as follows:

(In millions)	2016	2015	2014

Interest Income	$48.4	$30.6	$47.7
Interest Expense	(469.6)	(414.9)	(479.9)
Other Items, Net	(4.1)	(15.5)	16.4

Other Expense, Net	$(425.3)	$(399.8)	$(415.8)

Other Items, Net
In all periods, other items, net includes currency transaction gains and losses on monetary assets and liabilities. In 2016, other items, net includes $22 million of charges related to the amortization of fees paid to obtain bridge financing commitments for the acquisition of FEI (Note 2) and $9 million of losses on the early extinguishment of debt, offset in part by $12.5 million of gains on investments. The investment gains include an $8 million gain on the sale of a joint venture for net proceeds of $65 million.
In 2015, other items, net includes costs of $7.5 million associated with entering into interest rate swap arrangements and losses of $12 million for the early extinguishment of debt.
In 2014, other items, net includes $9 million of net gains from equity and available-for-sale investments.